Provision for contingencies and judicial deposits - Rollforward of provision for contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	R$ 393	R$ 607	R$ 181
Business combination	18
New provisions, other provisions	1,049	R$ 518
Unused provision reversed, other provisions	(1,281)
Provision used, other provisions	R$ (92)